UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
March 1, 2024 to August 31, 2024

Commission File Number of issuing entity: 333-209196-01
Central Index Key Number of issuing entity: 0001669374
DUKE ENERGY FLORIDA PROJECT FINANCE, LLC
(Exact name of issuing entity as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
81-0977581
(I.R.S. Employer Identification No.)
525 South Tryon Street, Charlotte, North Carolina 28202
(Address of principal executive offices of the issuing entity) (Zip Code)
800-488-3853
(Telephone number, including area code)

Commission File Number of depositor and sponsor: 1-03274
Central Index Key Number of depositor and sponsor: 0000037637
DUKE ENERGY FLORIDA, LLC
(Exact name of depositor and sponsor as specified in its charter)
Florida
(State or other jurisdiction of incorporation or organization of the depositor and sponsor)
59-0247770
(I.R.S. Employer Identification No.)
299 First Avenue North, St. Petersburg, Florida 33701
(Address of principal executive offices of the depositor and sponsor) (Zip Code)
800-488-3853
(Telephone number, including area code)

Robert T. Lucas III, 704-382-8152
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series A 2026 Senior Secured Bonds	☐	☐	☑
Series A 2032 Senior Secured Bonds	☐	☐	☑
Series A 2035 Senior Secured Bonds	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is September 1, 2024.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated June 15, 2016, of Duke Energy Florida Project Finance, LLC (Issuing Entity) relating to the Series A Senior Secured Bonds (Bonds) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on June 17, 2016.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the September 1, 2024, distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sale of Securities and Use of Proceeds.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 4. Defaults Upon Senior Securities.
•Item 5. Submission of Matters to a Vote of Security Holders.
•Item 6. Significant Obligors of Pool Assets.
•Item 7. Change in Sponsor Interest in the Securities.
•Item 8. Significant Enhancement Provider Information.
Item 9. Other Information.
None.

Item 10. Exhibits
Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description
3.1	Certificate of Formation of Duke Energy Florida Project Finance, LLC (filed with the Registration Statement on Form SF-1 of Duke Energy Florida, LLC (File No. 333-209196) on January 29, 2016)
3.2	Amended and Restated Limited Liability Company Agreement of Duke Energy Project Finance, LLC dated and effective as of June 10, 2016 (Form 8-K filed June 17, 2016)
4.1
Indenture, dated as of June 22, 2016, by and between Duke Energy Florida Project Finance, LLC and The Bank of New York Mellon Trust Company, N.A., as Indenture Trustee and Securities Intermediary (Form 8-K filed June 17, 2016)

10.1	Nuclear Asset-Recovery Property Servicing Agreement, dated as of June 22, 2016, by and between Duke Energy Florida Project Finance, LLC and Duke Energy Florida, LLC (Form 8-K filed June 22, 2016)
10.2
Nuclear Asset-Recovery Property Purchase and Sale Agreement, dated as of June 22, 2016, by and between Duke Energy Florida Project Finance, LLC and Duke Energy Florida, LLC (Form 8-K filed June 22, 2016)

10.3	Administration Agreement, dated as of June 22, 2016, by and between Duke Energy Florida Project Finance, LLC and Duke Energy Florida, LLC (Form 8-K filed June 22, 2016)
*99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated August 23, 2024.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	September 4, 2024	DUKE ENERGY FLORIDA PROJECT FINANCE, LLC
(Issuing Entity)

By: Duke Energy Florida, LLC, as Servicer

	By:	/s/ Cynthia S. Lee
Cynthia S. Lee
Vice President, Chief Accounting Officer and Controller